Convertible Notes - Additional Information (Details) - Convertible Notes $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 13, 2023 Installment $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2019 CNY (¥)
Debt Instrument [Line Items]
Principal amount | $		$ 300.0
Term of the loan		7 years	7 years
Interest rate (as a percent)		2.00%					2.00%
Maturity date		6 months	6 months
Debt instrument percentage		100.00%	100.00%
Net proceeds		$ 293.0	¥ 2,106.0
Net of debt discount		3.6					¥ 25.9
Issuance costs		$ 3.4					¥ 24.4
Interest expense | ¥					¥ 5.7	¥ 73.8
Convertible notes | ¥					0.0	503.0
Unamortized debt discount and issuance costs | ¥					¥ 0.0	¥ 4.3
Number of monthly installments of principal | Installment	14
Notes payment term	2024-04
Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt instrument percentage	2.00%
Number of monthly installments of principal | Installment	7
Repayment of installment amount | $				$ 300.0
Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument percentage	10.00%
Number of monthly installments of principal | Installment	7
Class A Ordinary Shares
Debt Instrument [Line Items]
Conversion price per share | $ / shares		$ 7.0
ADS
Debt Instrument [Line Items]
Conversion price per share | $ / shares	$ 14	$ 14.0